Changes in Contractual Commitments (Detail) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2014
Stock Issued During Period, Shares, Purchase of Assets (in Shares)			1,500,000
License Costs				$ 675,000
Purchase Commitment, Remaining Minimum Amount Committed	962,500		962,500	1,050,000	87,500
Other Inventory, Noncurrent	1,137,500		1,137,500
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction	1,000,000		1,000,000	1,000,000
Incentive Bonus Payment to One of the Participants as a Percentage of Net Proceeds from the Sale Transaction	1.40%		1.40%
Net Proceeds from the Sale Transaction, Threshold Amount	50,000,000		50,000,000
Maximum Additional Incentive Bonus Payment to One Participant	700,000		700,000
Other Operating Income (Expense), Net	882,537	120,895	882,537
Previous Purchase [Member]
License Costs			612,500
Additional Purchase [Member]
License Costs			$ 87,500